STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Increase (Decrease) in Members' Capital
Members' Capital		$ 160,781,732
Members' Capital (in Units)		147,812,907
Net Income (Loss)		$ (8,652,706)		$ (15,751,696)		$ 28,116,068
Members' Capital		$ 114,938,294		$ 160,781,732
Members' Capital (in Units)		113,650,916		147,812,907
Class A
Increase (Decrease) in Members' Capital
Members' Capital		$ 25,487,679		$ 31,855,022		$ 46,575,864
Members' Capital (in Units)		22,965,118		26,447,606		44,919,355
Subscriptions				$ 587,905	[1]	$ 831,690
Subscriptions (in Units)				474,649	[2]	777,492
Redemptions		$ (7,377,434)	[3]	$ (4,696,867)	[1]	$ (19,850,266)
Redemptions (in Units)		(6,723,662)	[4]	(3,957,137)	[2]	(19,249,241)
Net Income (Loss)		$ (1,243,359)		$ (2,258,381)		$ 4,297,734
Members' Capital		$ 16,866,886		$ 25,487,679		$ 31,855,022
Members' Capital (in Units)		16,241,456		22,965,118		26,447,606
Class C
Increase (Decrease) in Members' Capital
Members' Capital		$ 104,115,262		$ 153,204,368		$ 211,561,932
Members' Capital (in Units)		97,914,221		131,433,730		208,733,990
Subscriptions				$ 858,000	[1]	$ 4,941,000
Subscriptions (in Units)				706,472	[2]	4,987,802
Redemptions		$ (33,653,036)	[3]	$ (38,777,389)	[1]	$ (82,140,174)
Redemptions (in Units)		(32,057,651)	[4]	(34,225,981)	[2]	(82,288,062)
Net Income (Loss)		$ (5,588,159)		$ (11,169,717)		$ 18,841,610
Members' Capital		$ 64,874,067		$ 104,115,262		$ 153,204,368
Members' Capital (in Units)		65,856,570		97,914,221		131,433,730
Class D
Increase (Decrease) in Members' Capital
Members' Capital		$ 4,166,825		$ 4,940,417		$ 12,941,674
Members' Capital (in Units)		2,949,004		3,270,753		10,103,544
Subscriptions	[5]	$ 1,237,616
Subscriptions (in Units)	[6]	893,199
Redemptions		$ (1,237,617)	[3]	$ (465,189)	[1]	$ (8,442,972)
Redemptions (in Units)		(875,694)	[4]	(321,749)	[2]	(6,832,791)
Net Income (Loss)		$ (185,327)		$ (308,403)		$ 441,715
Members' Capital		$ 3,981,497		$ 4,166,825		$ 4,940,417
Members' Capital (in Units)		2,966,509		2,949,004		3,270,753
Class I
Increase (Decrease) in Members' Capital
Members' Capital		$ 16,298,259		$ 20,196,513		$ 21,996,156
Members' Capital (in Units)		13,589,522		15,579,536		19,789,101
Subscriptions				$ 234,625	[1]	$ 212,328
Subscriptions (in Units)				170,060	[2]	197,782
Redemptions		$ (1,728,455)	[3]	$ (2,733,249)	[1]	$ (4,854,808)
Redemptions (in Units)		(1,417,315)	[4]	(2,160,074)	[2]	(4,407,347)
Net Income (Loss)		$ (854,932)		$ (1,399,630)		$ 2,842,837
Members' Capital		$ 13,714,872		$ 16,298,259		$ 20,196,513
Members' Capital (in Units)		12,172,207		13,589,522		15,579,536
Class M
Increase (Decrease) in Members' Capital
Members' Capital		$ 7,957,252		$ 9,304,391		$ 4,206,402
Members' Capital (in Units)		7,623,525		8,338,628		4,445,192
Subscriptions				$ 145,000	[1]	$ 7,481,070
Subscriptions (in Units)				123,985	[2]	8,084,640
Redemptions		$ (3,026,560)	[3]	$ (903,348)	[1]	$ (4,075,253)
Redemptions (in Units)		(2,856,741)	[4]	(839,088)	[2]	(4,191,204)
Net Income (Loss)		$ (204,651)		$ (588,791)		$ 1,692,172
Members' Capital		$ 4,726,041		$ 7,957,252		$ 9,304,391
Members' Capital (in Units)		4,766,784		7,623,525		8,338,628
Class AA
Increase (Decrease) in Members' Capital
Members' Capital	[7]	$ 1,170,463
Members' Capital (in Units)	[7]	1,187,288
Subscriptions	[7]	$ 5,227,420	[5]	$ 1,199,000	[1]
Subscriptions (in Units)	[7]	5,287,677	[6]	1,187,288	[2]
Redemptions	[3],[7]	$ (364,918)
Redemptions (in Units)	[4],[7]	(388,913)
Net Income (Loss)	[7]	$ (474,781)		$ (28,537)
Members' Capital	[7]	$ 5,558,184		$ 1,170,463
Members' Capital (in Units)	[7]	6,086,052		1,187,288
Class II
Increase (Decrease) in Members' Capital
Members' Capital	[8]	$ 1,585,992
Members' Capital (in Units)	[8]	1,584,229
Subscriptions	[8]	$ 3,835,000	[5]	$ 1,584,229	[1]
Subscriptions (in Units)	[8]	4,074,667	[6]	1,584,229	[2]
Redemptions	[3],[8]	$ (132,064)
Redemptions (in Units)	[4],[8]	(126,389)
Net Income (Loss)	[8]	$ (98,435)		$ 1,763
Members' Capital	[8]	$ 5,190,493		$ 1,585,992
Members' Capital (in Units)	[8]	5,532,507		1,584,229
Class MM
Increase (Decrease) in Members' Capital
Members' Capital
Members' Capital (in Units)
Subscriptions	[5],[9]	$ 43,831
Subscriptions (in Units)	[6],[9]	43,497
Redemptions	[3],[9]	$ (14,515)
Redemptions (in Units)	[4],[9]	(14,666)
Net Income (Loss)	[9]	$ (3,062)
Members' Capital	[9]	$ 26,254
Members' Capital (in Units)	[9]	28,831
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital		$ 160,781,732		$ 219,500,711		$ 297,282,028
Members' Capital (in Units)		147,812,907		185,070,253		287,991,182
Subscriptions		$ 10,343,867	[5]	$ 4,608,759	[1]	$ 13,466,088
Subscriptions (in Units)		10,299,040	[6]	4,246,683	[2]	14,047,716
Redemptions		$ (47,534,599)	[3]	$ (47,576,042)	[1]	$ (119,363,473)
Redemptions (in Units)		(44,461,031)	[4]	(41,504,029)	[2]	(116,968,645)
Net Income (Loss)		$ (8,652,706)		$ (15,751,696)		$ 28,116,068
Members' Capital		$ 114,938,294		$ 160,781,732		$ 219,500,711
Members' Capital (in Units)		113,650,916		147,812,907		185,070,253

[1]	Includes transfers out of $442,867 and $1,141,362 of Class A and Class C, respectively, and into Class II of $1,584,229
[2]	Includes transfers out of 399,447 units and 1,073,617 units of Class A and Class C, respectively, into Class II.
[3]	Includes transfers out of Class A, to Class AA, of $170,663, $22,966 and $14,578, on April 8, 2016, May 13, 2016 and July 29, 2016, respectively.
[4]	Includes transfers out of Class A, to Class AA, of 148,700 units, 20,816 units and 12,489 units, on April 8, 2016, May 13, 2016 and July 29, 2016, respectively.
[5]	Includes transfers in to Class AA, from Class A, of $170,663, $22,966 and $14,578, on April 11, 2016, May 16, 2016 and August 1, 2016, respectively.
[6]	Includes transfers in to Class AA, from Class A, of 167,859 units, 23,521 units and 14,142 units, on April 11, 2016, May 16, 2016 and August 1, 2016, respectively.
[7]	Units issued on November 16, 2015.
[8]	Units issued on December 7, 2015.
[9]	Units issued on January 25, 2016.